Trade and other payables (Details) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 20,053		₨ 21,547
Due to creditors for expenses	6,431		4,598
Due to capital creditors	9,039		4,774
Trade and other current payables	₨ 35,523	$ 417	₨ 30,919